Condensed Financial Information of Parent Company - Company Statement of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Investments	$ 24,000	$ 16,200		$ 16,400
Deferred tax	46,700	21,400	[1]	7,600
Total non-current assets	484,000	675,600	[1]	389,700
Current assets
Trade and other receivables	7,553,200	4,789,800	[1]	4,685,200
Derivative instruments	1,163,500	655,600	[1]	480,800
Cash and cash equivalents	2,556,600	1,483,500	[1]	910,100	$ 712,000
Total current assets	23,828,500	16,936,000	[1]	15,354,200
Total assets	24,312,500	17,611,600	[1]	15,743,900
Current liabilities
Trade and other payables	9,740,400	6,785,900	[2]	6,647,600
Derivative instruments	751,700	402,200	[2]	294,300
Corporate tax	41,900	7,600	[2]	8,900
Debt securities	2,119,600	1,308,400	[2]	823,700
Total current liabilities	21,779,200	15,884,700	[2]	14,561,900
Non-current liabilities
Debt securities	1,484,900	907,900	[2]	336,300
Total non-current liabilities	1,556,400	951,000	[2]	504,300
Total liabilities	23,335,600	16,835,700	[2]	15,066,200
Total net assets	976,900	775,900	[2]	677,700
Equity
Share capital	115	92	[2]	100
Share premium	202,600	134,300	[2]	134,300
Additional Tier 1 capital (AT1)	97,600	97,600	[2]	97,600
Retained earnings	722,400	555,300	[2]	455,300
Own shares	(23,200)	(9,800)	[2]	(7,900)
Other reserves	(22,600)	(1,600)	[2]	(1,700)
Total equity	976,900	775,900	[2]	677,700	477,700
Separate
Non-current assets
Investments	4,500	3,800
Investments in subsidiaries	612,200	633,300
Deferred tax	5,100	2,100
Subordinated loans due from group undertakings	68,200	59,800
Total non-current assets	690,000	699,000
Current assets
Trade and other receivables	1,777,200	1,184,300
Derivative instruments	62,100	43,700
Cash and cash equivalents	389,700	10,900		$ 0	$ 0
Total current assets	2,229,000	1,238,900
Total assets	2,919,000	1,937,900
Current liabilities
Trade and other payables	239,700	190,600
Derivative instruments	103,600	29,100
Corporate tax	200	0
Debt securities	835,400	530,000
Total current liabilities	1,178,900	749,700
Non-current liabilities
Debt securities	1,290,900	708,000
Total non-current liabilities	1,290,900	708,000
Total liabilities	2,469,800	1,457,700
Total net assets	449,200	480,200
Equity
Share capital	100	100
Share premium	202,600	134,300
Additional Tier 1 capital (AT1)	97,600	97,600
Retained earnings	186,800	264,200
Own shares	(23,200)	(9,800)
Other reserves	(14,700)	(6,200)
Total equity	$ 449,200	$ 480,200

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information
[2]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information